Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 15, 2014	Mar. 24, 2014	Mar. 19, 2014	Apr. 06, 2012	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 20, 2015
Summary Of Significant Accounting Policies [Line Items]
Debt instrument outstanding face amount percentage									75.00%
Finite-Lived Intangible Asset, Useful Life				17 years 8 months 12 days
Advertising Expense									$ 15,280	$ 25,748
Research and Development Expense							$ 859,344	$ 787,071	$ 1,430,614	1,594,054
Finite Lived Intangible Asset Useful Life From Application Date									2 years 3 months 18 days
Deferred Revenue, Current							114,118		$ 164,349	0
Revenues							333,666	176,316	415,996	1,680
Cash Proceeds From Research Agreements	$ 89,063
Inventory Write-down									15,407	0
Accounts Receivable, Net, Current							50,982		0
sublicense agreement [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred Revenue, Revenue Recognized							6,000
Research and Development Agreements One Year
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Payment Terms			Payment terms are (1) $150,000 received at commencement (straight-line method); (2) $50,000 upon achievement of a specified deliverable (milestone method); and (3) $50,000 upon achievement of the final specified deliverable (milestone method). As of December 31, 2014, the initial $150,000 payment had been received and $34,281 remained in deferred revenues on the consolidated balance sheet.
Deferred Revenue, Current									150,000
Research and Development Agreements Two Year
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Payment Terms		Payment terms are (1) $250,000 at commencement; (2) $356,250 payable in four equal quarterly installments, subject to acceleration upon achieving a specified deliverable; and (3) $168,750 payable in two equal bi-annual installments (all three of which are being recognized pursuant to the straight-line method), subject to acceleration upon achieving a specified deliverable.
Deferred Revenue, Current		$ 130,068							250,000
Cash Proceeds From Research Agreements					$ 89,063	$ 89,063
Research and development agreements
Summary Of Significant Accounting Policies [Line Items]
Revenues							327,466	175,025	$ 413,777
Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life									3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life									5 years
Trademarks
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life									10 years
Stem Pearls Skincare Products
Summary Of Significant Accounting Policies [Line Items]
Revenue, Net, Total									$ 2,219	$ 1,680
Revenues							200	$ 1,291
Licenses
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life									17 years 8 months 12 days
Patents
Summary Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life									20 years
Finite Lived Intangible Asset Useful Life From Application Date									2 years 3 months 18 days
Japanese Pharmaceutical Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized							100,000
Revenue Received							200,000
Deferred Revenue, Revenue Recognized							250,000
Accounts Receivable, Net, Current							50,000
Japanese Pharmaceutical Company [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Accounts Receivable, Net, Current											$ 50,000
U.S. Pharmaceutical Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred Revenue, Current							114,118
Revenue Received							605,359
Deferred Revenue, Revenue Recognized							491,241
U.S. Pharmaceutical Company [Member] | Research and Development Agreements Two Year
Summary Of Significant Accounting Policies [Line Items]
Deferred Revenue, Current							$ 177,234